Related party transactions (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cresud [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		$ 5	$ 2	$ 7
Financial operations		151	62	74
Corporate services		(227)	(177)	(121)
Total Parent Company [Member]
Disclosure of transactions between related parties [line items]
Total parent company		(71)	(113)	(40)
IFISA [Member]
Disclosure of transactions between related parties [line items]
Financial operations		56	(116)	31
Directors [Member]
Disclosure of transactions between related parties [line items]
Fees and remunerations		(218)	(113)	(146)
Estudio Zang Bergel And Vines [Member]
Disclosure of transactions between related parties [line items]
Fees and remunerations		(15)
Taaman [Member]
Disclosure of transactions between related parties [line items]
Corporate services		157
Fundacion IRSA [Member]
Disclosure of transactions between related parties [line items]
Donations		(13)
Exportaciones Agroindustriales Arg [Member]
Disclosure of transactions between related parties [line items]
Corporate services		(21)
BHN Vida S.A. [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		4	18
Willifood [Member]
Disclosure of transactions between related parties [line items]
Corporate services		134
Others [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use	[1]	1	4	(1)
Financial operations	[1]	13
Corporate services	[1]	5
Fees and remunerations	[1]	4
Donations	[1]		(9)	(8)
Legal services	[1]		(4)	(5)
Total Others [Member]
Disclosure of transactions between related parties [line items]
Total others		107	(220)	(129)
Total [Member]
Disclosure of transactions between related parties [line items]
Total		380	265	63
BACS [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		17	1	6
Financial operations			39	21
Adama [Member]
Disclosure of transactions between related parties [line items]
Corporate services			293	16
Manibil S.A. [Member]
Disclosure of transactions between related parties [line items]
Corporate services		38
Condor [Member]
Disclosure of transactions between related parties [line items]
Financial operations		119	235	122
La Rural S.A. [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		12
Financial operations		13
Tarshop [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		16	14	12
ISPRO - Mehadrin [Member]
Disclosure of transactions between related parties [line items]
Corporate services		117		57
Other Associates And Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		7	16	3
Financial operations		1	(4)	(8)
Corporate services		(1)
Fees and remunerations		5
Management fees			4	3
Total Associates And Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Total associates and joint ventures		$ 344	$ 598	$ 232

[1]	It includes Isaac Elsztain e Hijos, CAMSA. Hamonet S.A., Ramat Hanassi, Estudio Zang, Bergel & Vines, and Fundacion IRSA.